Average Annual Total Returns - FidelityManagedRetirementFunds-RetailComboPRO - FidelityManagedRetirementFunds-RetailComboPRO - Fidelity Managed Retirement Income Fund	Sep. 29, 2023
Fidelity Managed Retirement Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(11.67%)
Past 5 years	1.36%
Past 10 years	3.45%
Fidelity Managed Retirement Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.16%
Past 10 years	2.34%
Fidelity Managed Retirement Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(6.67%)
Past 5 years	0.70%
Past 10 years	2.36%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Past 5 years	0.02%
Past 10 years	1.06%
IXZNC
Average Annual Return:
Past 1 year	(11.04%)
Past 5 years	1.86%
Past 10 years	3.73%